Deposits	12 Months Ended
Oct. 31, 2021
Deposits
Deposits
NOTE 17:  DEPOSITS
Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal. These deposits are in general chequing accounts.
Notice deposits are those for which the Bank can legally require notice prior to withdrawal. These deposits are in general savings accounts.
Term deposits are those payable on a fixed date of maturity purchased by customers to earn interest over a fixed period. The terms are from one day to ten years. The deposits are generally term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at October 31, 2021 was $283 billion (October 31, 2020 – $287 billion).

Deposits
(millions of Canadian dollars)	As at
	By Type			By Country			October 31 2021	October 31 2020
	Demand	Notice	Term 1	Canada	United States	International	Total	Total
Personal	$23,116	$559,301	$51,081	$296,487	$337,011	$–	$633,498	$625,200
Banks 2	11,312	196	9,409	18,082	25	2,810	20,917	28,969
Business and government 3	135,764	219,845	115,101	316,879	151,584	2,247	470,710	481,164
	170,192	779,342	175,591	631,448	488,620	5,057	1,125,125	1,135,333
Trading 2	–	–	22,891	11,812	3,567	7,512	22,891	19,177
Designated at fair value through profit or loss 2,4	–	–	113,905	56,007	36,050	21,848	113,905	59,626
Total	$170,192	$779,342	$312,387	$699,267	$528,237	$34,417	$1,261,921	$1,214,136
Non-interest-bearing deposits included above
In domestic offices							$72,705	$55,920
In foreign offices							82,756	76,099
Interest-bearing deposits included above
In domestic offices							626,562	604,625
In foreign offices							479,890	472,913
U.S. federal funds deposited 2							8	4,579
Total 3,5							$1,261,921	$1,214,136

1
Includes $43.1 billion (October 31, 2020 – $27.6 billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

2	Includes deposits and advances with the FHLB.
3	Includes $25.1 billion relating to covered bondholders (October 31, 2020 – $40.5 billion) and $0.5 billion (October 31, 2020 – $1.2 billion) due to TD Capital Trust IV.
4	Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $83 million (October 31, 2020 – $39 million) of loan commitments and financial guarantees designated at FVTPL.
5	Includes deposits of $719 billion (October 31, 2020 – $708 billion) denominated in U.S. dollars and $44 billion (October 31, 2020 – $44 billion) denominated in other foreign currencies.

Term Deposits by Remaining Term-to-Maturity
(millions of Canadian dollars)	As at
							October 31 2021	October 31 2020
	Within 1 year	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total	Total
Personal	$36,187	$7,611	$4,570	$1,099	$1,585	$29	$51,081	$59,268
Banks	9,401	2	–	–	2	4	9,409	14,869
Business and government	42,887	28,880	21,276	8,488	7,491	6,079	115,101	167,883
Trading	16,086	2,135	1,598	1,087	831	1,154	22,891	19,177
Designated at fair value through profit or loss	112,778	1,127	–	–	–	–	113,905	59,626
Total	$217,339	$39,755	$27,444	$10,674	$9,909	$7,266	$312,387	$320,823

Term Deposits due within a Year
(millions of Canadian dollars)	As at
				October 31 2021	October 31 2020
	Within 3 months	Over 3 months to 6 months	Over 6 months to 12 months	Total	Total
Personal	$15,549	$8,491	$12,147	$36,187	$41,213
Banks	9,241	135	25	9,401	14,859
Business and government	27,875	8,268	6,744	42,887	97,278
Trading	7,070	4,867	4,149	16,086	10,993
Designated at fair value through profit or loss	36,375	33,708	42,695	112,778	59,626
Total	$96,110	$55,469	$65,760	$217,339	$223,969